UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21148

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 167.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 9.2%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$3,360	$3,644,592
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/46(1)	15,000	15,525,900

		$19,170,492

Education — 29.9%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/30	$200	$224,522
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	105	116,866
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/34	200	221,712
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,330	1,487,538
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2014, 5.00%, 9/1/32	200	223,496
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/21	950	1,057,882
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	800	875,896
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/32	300	328,461
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	405	451,628
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	240	254,407
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39(1)	10,000	10,600,300
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	11,129,500
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	5,700	6,246,345
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	10,000	10,698,500
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,173,360
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	500	536,955
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,700	2,899,557
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,312,111
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	280,185
New York Dormitory Authority, (The New School), 5.00%, 7/1/46	1,660	1,830,283
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	5,250	5,944,785
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	3,305	3,712,969

		$62,607,258

Electric Utilities — 1.6%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$2,895	$3,352,584

		$3,352,584

Escrowed/Prerefunded — 1.0%
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 5/1/17, 5.00%, 5/1/26	$2,055	$2,083,893

		$2,083,893

General Obligations — 11.5%
Long Beach City School District, 4.50%, 5/1/26	$4,715	$5,059,242
New York, 5.00%, 2/15/34(1)	7,250	8,063,958
New York City, 5.00%, 8/1/34(1)	8,650	9,848,457
Peekskill, 5.00%, 6/1/35	465	484,614
Peekskill, 5.00%, 6/1/36	490	510,668

		$23,966,939

Security	Principal Amount (000’s omitted)	Value
Hospital — 9.6%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$620	$673,853
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	820	888,191
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	9,325	9,803,559
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	1,065	1,173,513
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	5,890	6,411,206
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	1,010	1,149,653

		$20,099,975

Housing — 4.2%
New York City Housing Development Corp., 4.05%, 11/1/41	$2,030	$2,046,443
New York Housing Development Corp., 4.95%, 11/1/39	2,500	2,567,500
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	3,500	3,070,095
New York Mortgage Agency, 3.55%, 10/1/33	995	999,079

		$8,683,117

Industrial Development Revenue — 1.1%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$490	$588,319
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,779,710

		$2,368,029

Insured-Education — 9.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$925	$1,152,328
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	1,989,383
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.00%, 7/1/34	1,555	1,693,006
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.125%, 7/1/39	2,405	2,625,827
New York Dormitory Authority, (St. John’s University), (NPFG), Prerefunded to 7/1/17, 5.25%, 7/1/37	3,750	3,831,450
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/34	5,555	2,514,026
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/36	8,455	3,483,883
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/37	4,000	1,573,680

		$18,863,583

Insured-Electric Utilities — 6.2%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,000	$5,488,200
New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(1)	7,210	7,379,723

		$12,867,923

Insured-Escrowed/Prerefunded — 4.1%
Eastchester Union Free School District, (AGM), Prerefunded to 6/15/18, 4.00%, 6/15/23	$175	$182,266
Freeport, (AGC), Prerefunded to 10/15/18, 5.00%, 10/15/20	185	197,624
Freeport, (AGC), Prerefunded to 10/15/18, 5.00%, 10/15/21	195	208,307
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.125%, 11/1/23	300	321,504

Security	Principal Amount (000’s omitted)	Value
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	$3,835	$4,127,227
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/19	785	809,304
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/20	825	850,542
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/22	905	934,992
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/23	950	981,483

		$8,613,249

Insured-General Obligations — 6.5%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$2,290	$2,473,223
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	2,390	2,610,525
East Northport Fire District, (AGC), 4.50%, 11/1/20	200	211,808
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	211,434
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	211,278
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	211,016
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	1,110	1,175,901
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	820	848,134
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	860	890,943
Oyster Bay, (AGM), 4.00%, 8/1/28	4,585	4,719,249

		$13,563,511

Insured-Hospital — 2.1%
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	$4,355	$4,442,100

		$4,442,100

Insured-Lease Revenue/Certificates of Participation — 2.5%
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,362,456
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	939,972
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	2,951,366

		$5,253,794

Insured-Other Revenue — 2.0%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$4,050	$4,288,829

		$4,288,829

Insured-Special Tax Revenue — 2.3%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,175	$2,446,810
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	925,830
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,705	1,337,312

		$4,709,952

Other Revenue — 12.6%
Battery Park City Authority, 5.00%, 11/1/34	$4,925	$5,350,126
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	4,900	2,690,688
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/42	1,000	1,083,310
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/32(1)	10,000	11,554,100
New York City Trust for Cultural Resources, (Museum of Modern Art), 4.00%, 4/1/31	875	950,792
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	4,110	4,645,369

		$26,274,385

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 26.0%
Metropolitan Transportation Authority, Dedicated Tax Fund, 5.00%, 11/15/31(1)	$10,000	$11,241,600
New York City Transitional Finance Authority, Future Tax Revenue, 3.00%, 2/1/39(1)	3,250	2,902,867
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,000	11,019,300
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	1,000	1,130,100
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	6,500	7,468,045
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	6,600	7,478,196
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	2,370	2,606,147
Sales Tax Asset Receivables Corp., 5.00%, 10/15/30(1)	8,900	10,486,781

		$54,333,036

Transportation — 18.9%
Metropolitan Transportation Authority, 5.25%, 11/15/38	$3,430	$3,875,660
Nassau County Bridge Authority, 5.00%, 10/1/35	1,565	1,697,822
Nassau County Bridge Authority, 5.00%, 10/1/40	300	323,898
New York Thruway Authority, 5.00%, 1/1/37	7,280	8,105,479
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	8,000	9,214,720
Port Authority of New York and New Jersey, 5.00%, 10/15/41(1)	5,000	5,684,700
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	10,000	10,560,800

		$39,463,079

Water and Sewer — 5.8%
Albany Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$846,612
Albany Municipal Water Finance Authority, 5.00%, 12/1/29	500	562,400
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,000	1,132,260
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/44(1)	8,750	9,651,512

		$12,192,784

Senior Living/Life Care — 0.9%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.00%, 11/1/24	$205	$230,182
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	325	372,586
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/26	360	413,424
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/36	845	921,532

		$1,937,724

Total Tax-Exempt Investments — 167.0% (identified cost $333,230,733)		$349,136,236

Other Assets, Less Liabilities — (67.0)%		$(140,110,677)

Net Assets — 100.0%		$209,025,559

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2016, 20.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 7.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $380,100.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	50	Short	Mar-17	$(7,604,967)	$(7,532,813)	$72,154

						$72,154

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

At December 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $72,154.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$189,829,408

Gross unrealized appreciation	$19,738,812
Gross unrealized depreciation	(3,521,984)

Net unrealized appreciation	$16,216,828

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$349,136,236	$—	$349,136,236
Total Investments	$—	$349,136,236	$—	$349,136,236
Futures Contracts	$72,154	$—	$—	$72,154
Total	$72,154	$349,136,236	$—	$349,208,390

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017